The notes to financial statements form an integral part of these statements.
Schedule of Investments (Unaudited)
Schedule of investments
August 31, 2020
Name of Company Shares Value
% of Net
Assets
Common Shares
Gold mining, exploration, development and royalty companies
Australia
Alicanto Minerals, Ltd.
(1)
2,206,101 $ 276,609 0.1%
Bellevue Gold, Ltd.
(1)
7,666,667 5,824,188 1.1
Bellevue Gold, Ltd.
(1)
1,300,000 987,580 0.2
Cygnus Gold, Ltd.
(1)
1,412,759 234,446 0.0
Dacian Gold, Ltd.
(1)
13,842,639 3,420,230 0.7
Emerald Resources NL
(1)
17,125,000 8,209,855 1.6
Pantoro , Ltd.
(1)
16,000,000 2,891,197 0.6
Perseus Mining, Ltd.
(1)
11,000,000 11,723,360 2.2
Prodigy Gold NL
(1)
38,750,000 2,086,345 0.4
Resolute Mining, Ltd. 4,800,000 3,911,966 0.7
Westgold Resources, Ltd.
(1)
3,000,000 4,712,945 0.9
44,278,721 8.5
Canada
Adventus Mining Corp.
(1)
5,310,000 5,251,581 1.0
Agnico Eagle Mines, Ltd. 400,000 33,000,000 6.3
Alacer Gold Corp.
(1)
2,000,000 13,815,310 2.6
Alamos Gold, Inc. 1,600,000 16,736,000 3.2
B2Gold Corp. 2,500,000 16,850,000 3.2
Barrick Gold Corp. 850,000 25,202,500 4.8
Calibre Mining Corp.
(1)
11,083,000 15,974,271 3.0
Centerra Gold, Inc. 875,000 11,397,439 2.2
Corvus Gold, Inc.
(1)
2,000,000 6,117,990 1.2
Euro Sun Mining, Inc.
(1)
11,000,000 4,174,493 0.8
GoGold Resources, Inc.
(1)
1,904,760 2,438,724 0.5
Golden Star Resources, Ltd.
(1)
1,850,000 8,602,500 1.6
HighGold Mining, Inc.
(1)
3,000,000 5,358,991 1.0
K92 Mining, Inc.
(1)
1,725,000 10,262,583 2.0
Kirkland Lake Gold, Ltd. 100,000 5,321,000 1.0
Liberty Gold Corp.
(1)
10,256,000 16,905,279 3.2
Marathon Gold Corp.
(1)
3,501,700 6,255,193 1.2
Maverix Metals, Inc. 1,500,000 6,390,000 1.2
Mawson Gold, Ltd.
(1)
8,600,000 3,065,895 0.6
Newcore Gold, Ltd.
(1)
1,625,000 996,665 0.2
O3 Mining, Inc.
(1)
1,480,000 2,689,156 0.5
Orla Mining, Ltd.
(1)
7,900,000 35,370,874 6.8
Osino Resources Corp.
(1)
4,000,000 4,753,325 0.9
Prime Mining Corp.
(1)
3,000,000 4,576,992 0.9
Probe Metals, Inc.
(1)
4,725,000 5,904,665 1.1
Pure Gold Mining, Inc.
(1)
3,000,000 4,829,992 0.9
Roscan Gold Corp.
(1)
6,125,000 1,901,809 0.4
Roxgold , Inc.
(1)
7,200,000 8,942,385 1.7
Silver Tiger Metals, Inc.
(1)
3,333,333 1,431,109 0.3
SilverCrest Metals, Inc.
(1)(2)
250,000 2,482,079 0.5
Skeena Resources, Ltd.
(1)
2,666,667 6,051,546 1.2
SSR Mining, Inc.
(1)
600,000 12,870,000 2.5
Talisker Resources, Ltd.
(1)
6,500,000 1,868,747 0.4
Teranga Gold Corp.
(1)
405,000 4,713,382 0.9
Torex Gold Resources, Inc.
(1)
460,000 7,102,695 1.4
319,605,170 61.2

The notes to financial statements form an integral part of these statements.
Name of Company Shares Value
% of Net
Assets
Common Shares (continued)
Gold mining, exploration, development and royalty companies (continued)
Cayman Islands
Endeavour Mining Corp.
(1)
798,850 $ 22,146,215 4.2%
Jersey
Royal Road Minerals, Ltd.
(1)
1,400,000 397,133 0.1
South Africa
AngloGold Ashanti, Ltd. 898,420 26,217,089 5.0
Gold Fields, Ltd. 1,029,577 13,305,770 2.6
Gold Fields, Ltd. ADR 670,423 8,735,612 1.7
Sibanye Stillwater, Ltd. 1,092,174 3,304,630 0.6
51,563,101 9.9
Total gold mining, exploration, development and royalty companies (Cost $190,307,043) 437,990,340 83.9
Diversified metals mining, exploration, development and royalty companies
Australia
Auteco Minerals, Ltd.
(1)
40,000,000 5,457,871 1.0
Auteco Minerals, Ltd.
(1)
20,000,000 2,728,935 0.5
Auteco Minerals, Ltd.
(1)
10,750,750 1,466,905 0.3
Castile Resources, Ltd.
(1)
12,500,000 2,673,619 0.5
12,327,330 2.3
Canada
Americas Gold & Silver Corp.
(1)
1,975,000 5,846,000 1.1
Americas Gold & Silver Corp.
(1)(2)
1,071,400 3,171,344 0.6
Benchmark Metals, Inc.
(1)
10,000,000 10,809,982 2.1
Desert Gold Ventures, Inc.
(1)
13,400,000 2,516,963 0.5
Discovery Metals Corp.
(1)
4,444,444 7,700,727 1.5
Discovery Metals Corp.
(1)
1,555,556 2,695,256 0.5
Gatling Exploration, Inc.
(1)
950,500 273,268 0.0
Integra Resources Corp.
(1)
2,679,999 10,252,766 2.0
43,266,306 8.3
United Kingdom
Adriatic Metals PLC
(1)
2,500,000 4,406,862 0.8
Total diversified metals mining, exploration, development and royalty companies
(Cost $24,384,454) 60,000,498 11.4
Silver mining, exploration and development and royalty companies
Canada
Bunker Hill Mining Corp.
(1)
12,964,957 5,367,483 1.0
Total silver mining, exploration and development and royalty companies (Cost $3,110,330) 5,367,483 1.0
Total common shares (Cost $217,801,827 ) 503,358,321 96.3
Rights
Silver mining, exploration, development and royalty companies
Pan American Silver Corp. (Expiration Date 2/22/29)
(1)(3)
393,200 211,992 0.1
Total rights (Cost $136,720) 211,992 0.1
Warrants
Diversified metals mining, exploration, development and royalty companies
Canada
Benchmark Metals, Inc. (Exercise Price $0.40, Exp. Date 12/18/21)
(1)(3)
5,000,000 2,836,662 0.5
Desert Gold Ventures, Inc. (Exercise Price $0.40, Exp. Date 8/10/23)
(1)(3)
6,700,000 51,367 0.0
Discovery Metals Corp. (Exercise Price $0.77, Exp. Date 5/18/22)
(1)(3)
1,454,545 1,572,361 0.3
Discovery Metals Corp. (Exercise Price $1.35, Exp. Date 8/4/22)
(1)(3)
975,000 441,024 0.1
Dundee Precious Metals, Inc. (Exercise Price $8.00, Exp. Date 5/7/21)
(1)(3)
70,000 92,306 0.0
Total diversified metals mining, exploration, development and royalty companies
(Cost $224,042) 4,993,720 0.9
Schedule of Investments (Unaudited) (continued)
August 31, 2020

The notes to financial statements form an integral part of these statements.
Name of Company Shares Value
% of Net
Assets
Warrants (continued)
Gold mining, exploration, development and royalty companies
Canada
Bonterra Resources, Inc. (Exercise Price $3.10, Exp. Date 8/20/21)
(1)(3)
300,000 $ 2,300 0.0%
Euro Sun Mining, Inc. (Exercise Price $0.39, Exp. Date 6/5/23)
(1)(3)
5,500,000 463,833 0.1
GoGold Resources, Inc. (Exercise Price $0.85, Exp. Date 2/25/22)
(1)(3)
952,380 554,919 0.1
Liberty Gold Corp. (Exercise Price $0.60, Exp. Date 10/2/21)
(1)(3)
826,000 892,904 0.2
Marathon Gold Corp. (Exercise Price $1.32, Exp. Date 9/30/21)
(1)(3)
837,500 571,453 0.1
Marathon Gold Corp. (Exercise Price $1.50, Exp. Date 5/26/21)
(1)(3)
700,000 343,466 0.1
Maverix Metals, Inc. (Exercise Price $1.65, Exp. Date 12/23/21)
(1)(3)
250,000 494,499 0.1
Mawson Resources, Ltd. (Exercise Price $0.45, Exp. Date 5/20/22)
(1)(3)
4,300,000 329,666 0.1
O3 Mining, Inc. (Exercise Price $3.25, Exp. Date 6/18/22)
(1)(3)
740,000 85,100 0.0
Osino Resources Corp. (Exercise Price $1.05, Exp. Date 1/30/22)
(1)(3)
1,000,000 306,666 0.1
Osino Resources Corp. (Exercise Price $1.50, Exp. Date 7/14/21)
(1)(3)
1,000,000 92,000 0.0
Prime Mining Corp. (Exercise Price $1.10, Exp. Date 6/10/25)
(1)(3)
920,000 634,799 0.1
Probe Metals, Inc. (Exercise Price $1.30, Exp. Date 12/10/21)
(1)(3)
2,362,500 778,836 0.1
Pure Gold Mining, Inc. (Exercise Price $0.85, Exp. Date 7/18/22)
(1)(3)
1,500,000 1,310,998 0.2
Silver Tiger Metals, Inc. (Exercise Price $0.50, Exp. Date 7/24/23)
(1)(3)
1,666,666 63,889 0.0
Talisker Resources, Ltd. (Exercise Price $0.70, Exp. Date 7/22/21)
(1)(3)
3,250,000 2,492 0.0
Total gold mining, exploration, development and royalty companies (Cost $2,238,188) 6,927,820 1.3
Silver mining, exploration and development and royalty companies
Canada
Bunker Hill Mining Corp. (Exercise Price $0.50, Exp. Date 8/10/23)
(1)(3)
9,500,000 873,999 0.2
Bunker Hill Mining Corp. (Exercise Price $0.50, Exp. Date 8/31/23)
(1)(3)
3,464,957 318,775 0.1
Total silver mining, exploration and development and royalty companies (Cost $291,593) 1,192,774 0.3
Total warrants (Cost $2,753,823) 13,114,314 2.5
Investments, at value (Cost $220,692,370) 516,684,627 98.9
Cash, receivables and other assets less other liabilities 5,905,607 1.1
Net assets $ 522,590,234 100.0%
ADR American Depositary Receipt
PLC Public Limited Company
(1) Non-income producing security.
(2) Restricted security.
(3) Security fair valued in accordance with procedures adopted by the Board of Directors. At the period end, the value of these securities amounted to $13,326,306 or 2.6% of net assets.
Schedule of Investments (Unaudited) (continued)
August 31, 2020

4
++++++++++++++++++++++

Notes to Financial Statements
Three months ended August 31, 2020
1. Organization
ASA Gold and Precious Metals Limited (the “Company”) is a closed-end investment company registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as an exempted limited liability company under the laws of Bermuda.
2. Investment objective and strategy
The Company is a non-diversified, closed-end fund that seeks long-term capital appreciation primarily through investing in companies engaged in the exploration for, development of projects or mining of precious metals and minerals. The
Company is managed by Merk Investments LLC (the “Adviser”).
It is a fundamental policy of the Company that at least 80% of its total assets must be (i) invested in common shares or securities convertible into common shares of companies engaged, directly or indirectly, in the exploration, mining or processing of gold, silver, platinum, diamonds or other precious minerals, (ii) held as bullion or other direct forms of gold, silver, platinum or other precious minerals, (iii) invested in instruments representing interests in gold, silver, platinum or other precious minerals such as certificates of deposit therefor, and/or (iv) invested in securities of investment companies, including exchange traded funds, or other securities that seek to replicate the price movement of gold, silver or platinum bullion.
The Company employs bottom-up fundamental analysis and relies on detailed primary research including meetings with company executives, site visits to key operating assets, and proprietary financial analysis in making its investment decisions.
3. Summary of significant accounting policies
The following is a summary of the significant accounting policies:
A. Security valuation
The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock
Exchange (the “NYSE”) on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available.
Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets.
Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures approved by, the Company’s Board of Directors. If a security is valued at a “fair value,” that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and changes in overall market conditions.
The difference between cost and market value is reflected separately as net unrealized appreciation (depreciation)
on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.
B. Restricted securities
At August 31, 2020, the Company held investments in restricted securities of 1 . 08 % of net assets valued in accordance with procedures approved by the Company’s Board of Directors as follows:
Shares Cost Issuer
Value per
Unit Value
Acquisition
Date
1,071,400 $2,142,800 Americas Gold & Silver Corp. $2.960 $3,171,344 5/7/20
250 ,000 1,105,735 SilverCrest Metals, Inc. 9.928 2,482,079 8/15/19

Notes to Financial Statements (continued)
Three months ended August 31, 2020
C. Fair value measurement
In accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between
(1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instruments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 – Unobservable inputs for the assets or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2020 in valuing the Company’s investments at fair value:
Investment in Securities
(1)
Measurements at August 31, 2020
Level 1 Level 2 Level 3 Total
Common Shares
Gold mining, exploration, development
and royalty companies $ 437,990,340 $ – $ – $ 437,990,340
Diversified metals mining, exploration,
development and royalty companies 60,000,498 – – 60,000,498
Silver mining, exploration and
development and royalty companies 5,367,483 – – 5,367,483
Rights
Silver mining, exploration, development
and royalty companies – – 211,992 211,992
Warrants
Diversified metals mining, exploration,
development and royalty companies – – 4,993,720 4,993,720
Gold mining, exploration, development
and royalty companies – – 6,927,820 6,927,820
Silver mining, exploration and
development and royalty companies – – 1,192,774 1,192,774
Total Investments $ 503,358,321 $ – $ 13,326,306 $ 516,684,627
(1) See schedule of investments for country classifications.
3. Summary of significant accounting policies (continued)

Notes to Financial Statements (continued)
Three months ended August 31, 2020
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
* The change in unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation)
of investments in the accompanying Statement of Operations.
The Level 3 investments for the Company represented 2. 5 6 % of net assets and did not warrant a disclosure of significant unobservable inputs.
Rights Warrants
Balance November 30, 2019 $ 1 12 , 855 $ 858 , 052
Purchases - 2 , 631 , 396
Net change in unrealized appreciation (depreciation) 99 , 137 10 , 408 , 979
Balance August 31, 2020 $ 211 , 992 $ 13 , 114 , 314
Net change in unrealized appreciation (depreciation)
from investments held as of August 31, 2020* $ 99 , 137 $ 10 , 408 , 979
3. Summary of significant accounting policies (continued)
C. Fair value measurement (continued)